Risk Report - Asset Quality - Financial Assets at amortized cost by Rating Class (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Total [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	€ 786,776	€ 764,298
Allowance for Credit Losses	4,995	4,895
Total [Member] | Stage 1 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	729,021	711,021
Allowance for Credit Losses	533	440
Total [Member] | Stage 2 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	45,335	40,653
Allowance for Credit Losses	626	532
Total [Member] | Stage 3 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	11,379	11,326
Allowance for Credit Losses	3,656	3,740
Total [Member] | Stage 3 POCI [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	1,041	1,297
Allowance for Credit Losses	180	182
iAAA-iAA [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	251,826	258,276
Allowance for Credit Losses	3	2
iAAA-iAA [Member] | Stage 1 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	251,598	257,805
Allowance for Credit Losses	3	2
iAAA-iAA [Member] | Stage 2 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	228	471
Allowance for Credit Losses	0	0
iA [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	107,142	100,753
Allowance for Credit Losses	10	7
iA [Member] | Stage 1 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	106,548	99,418
Allowance for Credit Losses	9	6
iA [Member] | Stage 2 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	580	1,325
Allowance for Credit Losses	1	1
iA [Member] | Stage 3 POCI [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	14	9
iBBB [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	178,889	167,371
Allowance for Credit Losses	84	51
iBBB [Member] | Stage 1 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	172,643	163,434
Allowance for Credit Losses	63	39
iBBB [Member] | Stage 2 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	6,246	3,938
Allowance for Credit Losses	21	12
iBB [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	174,429	163,938
Allowance for Credit Losses	302	221
iBB [Member] | Stage 1 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	159,538	152,040
Allowance for Credit Losses	212	150
iBB [Member] | Stage 2 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	14,891	11,898
Allowance for Credit Losses	91	71
iBB [Member] | Stage 3 POCI [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount		0
iB [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	53,358	51,530
Allowance for Credit Losses	501	463
iB [Member] | Stage 1 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	35,626	33,572
Allowance for Credit Losses	218	205
iB [Member] | Stage 2 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	17,717	17,942
Allowance for Credit Losses	276	253
iB [Member] | Stage 3 POCI [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	14	16
Allowance for Credit Losses	6	6
iCCC and below [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	21,132	22,430
Allowance for Credit Losses	4,095	4,151
iCCC and below [Member] | Stage 1 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	3,068	4,752
Allowance for Credit Losses	28	39
iCCC and below [Member] | Stage 2 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	5,672	5,079
Allowance for Credit Losses	237	195
iCCC and below [Member] | Stage 3 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	11,379	11,326
Allowance for Credit Losses	3,656	3,740
iCCC and below [Member] | Stage 3 POCI [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	1,013	1,272
Allowance for Credit Losses	€ 174	€ 177